Parametric Technology Corporation 140 Kendrick Street Needham, Massachusetts 02494 www.ptc.com	781-370-5000(p) 781-370-5735(f)

November 26, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Parametric Technology Corporation—Annual Report on Form 10-K

Dear Sir or Madam:

Parametric Technology Corporation hereby transmits for filing, pursuant to the Securities Exchange Act of 1934, as amended, its Annual Report on Form 10-K for the fiscal year ended September 30, 2008, including a full set of exhibits.

The financial statements in the Annual Report on Form 10-K do not reflect any change from the preceding year in any accounting principles or practices or in the method of applying any such principles or practices other than our adoption of FIN 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109.

If you have any questions or comments concerning these materials, please call me at (781) 370-6971.

Sincerely,

/s/ Cornelius F. Moses, III

Cornelius F. Moses, III
Chief Financial Officer